Financial Instruments - Schedule of Changes in Liabilities Arising from Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning		$ 77,052		$ 105,150
Payments		(13,918)		(35,557)
Foreign exchange movement		128		(96)
New loans and leases		3,432		6,682
Revaluation		8,081		980
Write off		(69)		(107)
Ending		74,707		77,052
Contingent consideration [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning		21,855	[1]	23,534	[2]
Payments		(3,000)	[1]	(3,000)	[2]
Foreign exchange movement			[1]		[2]
New loans and leases			[1]		[2]
Business combination			[1]		[2]
Revaluation		4,711	[1]	1,321	[2]
Write off			[1]		[2]
Ending	[1]	23,566		21,855
Assumed liabilities [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning		46,375		61,016
Payments		(9,667)		(14,300)
Foreign exchange movement
New loans and leases
Business combination
Revaluation		3,370		(341)
Write off
Ending		40,079		46,375
Leases [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning		8,822		3,193
Payments		(1,251)		(850)
Foreign exchange movement		128		(96)
New loans and leases		3,432		6,682
Business combination
Revaluation
Write off		(69)		(107)
Ending		11,062		8,822
Bank loans [Member]
Schedule of Changes in Liabilities Arising from Financing Activities [Line Items]
Beginning				17,407
Payments				(17,407)
New loans and leases
Business combination
Revaluation
Ending

[1]	The contingent consideration fair value as of December 31, 2024, was based on an Option Pricing Method (OPM), “Monte Carlo Simulation” model. In measuring the contingent consideration liability, the Company used an appropriate risk-adjusted discount rate of 11.5% and volatility of 14.19%. totaled $23,566 thousand.
[2]	The contingent consideration fair value as of December 31, 2023, was based on an Option Pricing Method (OPM), “Monte Carlo Simulation” model. In measuring the contingent consideration liability, the Company used an appropriate risk-adjusted discount rate of 11.4% and volatility of 15.17%. totaled $21,855 thousand.